Sentinel Conservative Strategies Fund (Prospectus Summary) | Sentinel Conservative Strategies Fund
Sentinel Conservative Strategies Fund
Investment Objective
The Fund seeks a high level of current income, with a secondary objective of long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 94 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 49 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Conservative Strategies Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Conservative Strategies Fund		Class A	Class C	Class I
Management Fee		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Other Expenses		0.28%	0.28%	0.71%
Total Annual Fund Operating Expenses		1.13%	1.83%	1.26%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.13%	1.83%	1.13%
[1]	The Fund's investment adviser has agreed to reimburse certain expenses paid by the Class I shares to the extent necessary to prevent the total annual fund operating expense ratio of the Class I shares of the Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the Class A shares of the Fund. This agreement will continue through March 31, 2013. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Conservative Strategies Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	609	841	1,091	1,806
Class C	286	576	990	2,148
Class I	128	400	692	1,523

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Sentinel Conservative Strategies Fund Class C	186	576	990	2,148

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year the Fund's portfolio turnover rate was 330%
of the average value of its portfolio.
Principal Investment Strategies
The Fund normally divides its assets among several broad asset classes. Sentinel has broad discretion in allocating assets among the classes. The classes are:

1. INVESTMENT-GRADE BONDS. The Fund may invest up to 70% of its total assets in
U.S. and non-U.S. sovereign government debt, and U.S. and non- U.S. dollar denominated investment-grade corporate bonds, and may include dollar roll transactions.

2. BELOW INVESTMENT-GRADE BONDS. The Fund may invest up to 70% of its total assets in U.S. dollar and non-U.S. dollar -denominated bonds rated below investment-grade (e.g., rated below BBB by Standard and Poor's or below Baa by
Moody's) or which are unrated. These bonds are sometimes called "junk bonds".
The Fund expects that normally, no more than 45% of its total assets will be invested in this asset class, but Sentinel may increase the total assets invested in this asset class up to 70% for short periods of time when Sentinel believes that this asset class offers attractive yields and good value relative to other asset classes.

3. EQUITY AND EQUITY-RELATED SECURITIES. The Fund may invest up to 100%
of its total assets in these securities, including common stocks, preferred stocks, and debt securities that are convertible into equity securities. In choosing investments within this category, investments which offer relatively high dividend or interest yields will be emphasized, but there will also be some emphasis on the potential for capital appreciation. The Fund may invest up to
70% of its total assets in foreign securities, including emerging markets.

The Fund may attempt to hedge various risks, such as interest rate risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

When making allocation decisions for the portfolio, the investment team works collaboratively to determine the appropriate allocation weightings based on their consideration of top-down macro-economic data relating to the U.S. and global markets, as well as bottom-up fundamental analysis to determine which asset classes appear to offer better relative value.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.
Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o  Asset Allocation Risk The Fund's allocations to the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

o  Derivatives Risk. Derivative investments involve counterparty risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

o  Emerging Markets Risk. The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. In addition, many emerging securities markets have lower trading volumes and less liquidity than developed markets.

o  Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations.
   Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

o  General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

o  General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region. The Fund is not required to hedge against changes in foreign currency exchange rates.

o  Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA and
   FHLMC, are not backed by the full faith and credit of the U.S. government.

o  Investment Style Risk. The Fund invests in "growth" and "value" stocks, and in stocks with characteristics of both. These different types of stocks may be out of favor at any particular time. The stocks of "growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of "value" companies may be undervalued by the market for long periods of time.

o  Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

o  Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
   When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o  Portfolio Turnover Risk. An active trading approach increases the Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

o  Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o  Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o  Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year since inception. Sales charges are not reflected in the bar chart.
If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting
www.sentinelinvestments.com.

Performance of the Class I shares prior to December 17, 2010 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated to reflect that Class I shares are offered without a sales charge.
Effective December 17, 2010, the Fund changed its investment strategies. The performance information provided below for periods prior to December 17, 2010 relates to the Fund's investment strategies that were in effect prior to
December 17, 2010.
Inception: 2003 Annual Total Return for Class A Shares (%) as of December 31

During the period(s) shown in the above bar chart, the highest return for a quarter was 7.66% (quarter ended September 30, 2009) and the lowest return for a quarter was -10.97% (quarter ended December 31, 2008).
Average Annual Total Return (%) For the periods ended December 31, 2011
Average Annual Total Returns Sentinel Conservative Strategies Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Return Before Taxes: Class A		(2.68%)	2.60%	5.63%	Mar. 10, 2003
Class A After Taxes on Distributions	Return After Taxes on Distributions: Class A		(3.21%)	1.74%	4.41%	Mar. 10, 2003
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares: Class A	[1]	(1.51%)	1.80%	4.24%	Mar. 10, 2003
Class C	Return Before Taxes: Class C		0.68%	2.83%	5.43%	Mar. 10, 2003
Class I	Return Before Taxes: Class I		2.38%	3.66%	6.25%	Mar. 10, 2003
Standard & Poor's 500 Index	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	7.29%	Mar. 10, 2003
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	[2]	7.84%	6.50%	5.18%	Mar. 10, 2003
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Fund compares its performance to this index because the Fund's investment strategy includes investments in the asset classes that comprise the index.

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.